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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31, 2017

Date of reporting period:	November 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WSTCM SECTOR SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.4%	Shares	Value

Guggenheim S&P 500® Equal Weight Financials ETF	39,700	$1,733,699
Guggenheim S&P 500® Equal Weight Health Care ETF	9,135	1,646,675
Guggenheim S&P 500® Equal Weight Materials ETF	15,505	1,698,728
Guggenheim S&P 500® Equal Weight Technology ETF	57,050	8,210,893
Guggenheim S&P 500® Equal Weight Utilities ETF	18,000	1,636,740
iShares Core U.S. Aggregate Bond ETF	5,875	640,845
SPDR® Gold Shares (a)	6,750	817,425
Total Exchange-Traded Funds (Cost $15,071,365)		$16,385,005

MONEY MARKET FUNDS — 0.1%	Shares	Value

Fidelity Institutional Money Market Fund -
Government Portfolio - Class I, 0.97% (b)	7,064	$7,064
First American Treasury Obligations Fund - Class Z, 1.00% (b)	6,856	6,856
Invesco Short-Term Investments Trust -
Treasury Portfolio - Institutional Shares, 0.98% (b)	6,856	6,856
Total Money Market Funds (Cost $20,776)		$20,776

Total Investments at Value — 99.5% (Cost $15,092,141)		$16,405,781

Other Assets in Excess of Liabilities — 0.5%		79,037

Net Assets — 100.0%		$16,484,818

(a)	Non-income producing.

(b)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS — 42.4%	Shares	Value

iShares iBoxx $ High Yield Corporate Bond ETF	160,500	$14,088,690
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	59,500	6,007,120
PowerShares Fundamental High Yield Corporate Bond Portfolio	315,000	5,978,700
SPDR® Bloomberg Barclays High Yield Bond ETF	378,000	13,963,320
VanEck Vectors Fallen Angel High Yield Bond ETF	200,000	6,016,000
Total Exchange-Traded Funds (Cost $46,034,543)		$46,053,830

OPEN-END MUTUAL FUNDS — 40.8%	Shares	Value

AB High Income Fund, Inc. - Advisor Class	453,058	$4,009,559
American High-Income Trust - Class F-2	480,386	5,000,818
BlackRock High Yield Bond Portfolio - Institutional Class	5	36
Dreyfus High Yield Fund - Institutional Class	1,602	10,108
Eaton Vance High Income Opportunities Fund - Class I	883,135	4,009,432
Eaton Vance Income Fund of Boston - Class I	1,702	9,819
Ivy High Income Fund - Class I	5	37
Janus Henderson High-Yield Fund - Class I	1,357	11,481
John Hancock High Yield Fund - Class I	2,585	9,049
Lord Abbett High Yield Fund - Class I	4	31
MFS High Income Fund - Class I	2,585	8,892
Neuberger Berman High Income Bond Fund - Institutional Class	574,139	5,006,489
PIMCO High Yield Fund - Institutional Class	3	24
PIMCO Income Fund - Institutional Class	896,414	11,142,425
Principal High Yield Fund - Institutional Class	1	6
Principal High Yield Fund I - Institutional Class	729	7,205
Prudential High Yield Fund - Class Z	902,679	5,000,842
Semper MBS Total Return Fund - Institutional Class	373,881	4,000,524
Transamerica High Yield Bond Fund - Class I	429,713	4,004,930
Virtus Seix High Income Fund - I Shares	307,268	2,000,313
Total Open-End Mutual Funds (Cost $44,124,151)		$44,232,020

WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 16.8%	Shares	Value

Fidelity Institutional Money Market Fund -
Government Portfolio - Class I, 0.97% (a)	6,174,760	$6,174,760
First American Treasury Obligations Fund - Class Z, 1.00% (a)	6,009,431	6,009,431
Invesco Short-Term Investments Trust -
Treasury Portfolio - Institutional Shares, 0.98% (a)	6,009,431	6,009,431
Total Money Market Funds (Cost $18,193,622)		$18,193,622

Total Investments at Value — 100.0% (Cost $108,352,316)		$108,479,472

Liabilities in Excess of Other Assets — (0.0%) (b)		(23,311)

Net Assets — 100.0%		$108,456,161

(a)	The rate shown is the 7-day effective yield as of November 30, 2017.

(b)	Amount rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

1. Securities Valuation

Portfolio securities of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund (collectively, the “Funds” and individually, a “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market in which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the Investment Company Act of 1940, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the WST Investment Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2017:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$16,385,005	$-	$-	$16,385,005
Money Market Funds	20,776	-	-	20,776
Total	$16,405,781	$-	$-	$16,405,781

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$46,053,830	$-	$-	$46,053,830
Open-End Mutual Funds	44,232,020	-	-	44,232,020
Money Market Funds	18,193,622	-	-	18,193,622
Total	$108,479,472	$-	$-	$108,479,472

As of November 30, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

	WSTCM Sector Select Risk- Managed Fund	WSTCM Credit Select Risk- Managed Fund

Tax cost of portfolio investments	$15,092,141	$108,477,261

Gross unrealized appreciation	$1,315,344	$117,289
Gross unrealized depreciation	(1,704)	(115,078)

Net unrealized appreciation	$1,313,640	$2,211

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the WSTCM Credit Select Risk-Managed Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including open-end mutual funds, money market mutual funds and ETFs. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2017, WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund had 99.4% and 42.4%, respectively, of the value of their net assets invested in ETFs, including 49.8% of the value of WSTCM Sector Select Risk-Managed Fund’s net assets invested in Guggenheim S&P 500® Equal Weight Technology ETF (“RYT”) that invests in stocks of companies within the Information Technology sector. The financial statements of RYT can be found at www.sec.gov. In addition, WSTCM Credit Select Risk-Managed Fund had 40.8% of the value of its net assets invested in open-end mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	January 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	January 10, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 10, 2018

*	Print the name and title of each signing officer under his or her signature.